UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meisenbach Capital Management, Inc.
Address: 12626 High Bluff Drive, Suite 540
         San Diego, CA  92130

13F File Number:  28-10023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew H. Wilbur, CFA
Title:     Chief Financial Officer
Phone:     858.259.4990

Signature, Place, and Date of Signing:

      /s/ Andrew H. Wilbur     San Diego, CA     November 13, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $47,454 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCREDITED HOME LENDRS HLDG    COM              00437P107      403    11200 SH       SOLE                    11200        0        0
ALLIED WRLD ASSUR COM HLDG L   SHS              G0219G203      578    14300 SH       SOLE                    14300        0        0
AMERICAN EXPRESS CO            COM              025816109     2883    51400 SH       SOLE                    51400        0        0
AMERICREDIT CORP               COM              03060R101      250    10000 SH       SOLE                    10000        0        0
ANNALY CAP MGMT INC            COM              035710409      460    35000 SH       SOLE                    35000        0        0
APPLE COMPUTER INC             COM              037833100      770    10000 SH       SOLE                    10000        0        0
AUTODESK INC                   COM              052769106     1739    50000 SH       SOLE                    50000        0        0
BANKUNITED FINL CORP           CL A             06652B103      261    10000 SH       SOLE                    10000        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1270      400 SH       SOLE                      400        0        0
BUILDING MATLS HLDG CORP       COM              120113105     9029   347000 SH       SOLE                   347000        0        0
BUSINESS OBJECTS S A           SPONSORED ADR    12328X107      852    25000 SH       SOLE                    25000        0        0
CHECKFREE CORP NEW             COM              162813109      826    20000 SH       SOLE                    20000        0        0
CITRIX SYS INC                 COM              177376100      905    25000 SH       SOLE                    25000        0        0
DEAN FOODS CO NEW              COM              242370104     8824   210000 SH       SOLE                   210000        0        0
E M C CORP MASS                COM              268648102     3295   275000 SH       SOLE                   275000        0        0
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107     3805   100000 SH       SOLE                   100000        0        0
GFI GROUP INC                  COM              361652209      553     9999 SH       SOLE                     9999        0        0
GLOBAL CASH ACCESS HLDGS INC   COM              378967103      758    50200 SH       SOLE                    50200        0        0
INDYMAC BANCORP INC            COM              456607100      617    15000 SH       SOLE                    15000        0        0
INTEL CORP                     COM              458140100     2057   100000 SH       SOLE                   100000        0        0
INTERSIL CORP                  CL A             46069S109      982    40000 SH       SOLE                    40000        0        0
INVESTMENT TECHNOLOGY GRP NE   COM              46145F105     1034    23100 SH       SOLE                    23100        0        0
JUNIPER NETWORKS INC           COM              48203R104     1296    75000 SH       SOLE                    75000        0        0
KNIGHT CAPITAL GROUP INC       CL A             499005106      302    16600 SH       SOLE                    16600        0        0
NOKIA CORP                     SPONSORED ADR    654902204     1969   100000 SH       SOLE                   100000        0        0
SYNOVUS FINL CORP              COM              87161C105      966    32900 SH       SOLE                    32900        0        0
UNITED MICROELECTRONICS CORP   SPONSORED ADR    910873207      770   250000 SH       SOLE                   250000        0        0
RAINMAKER SYS INC EXP2/20/09   WTS              009394416        0    66660 SH       SOLE                    66660        0        0